Acquisitions (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Schedule of Business Acquisition Purchase Price [Table Text block]
Cash	$2,000,000
Promissory note (see Note 6)	1,100,000
Contingent earn-out payments	410,000

Total	$3,510,000

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Inventory	$606,000
Property and equipment	118,000
Intangible assets:
Customer lists and trademarks	1,500,000
Purchased technology	360,000
Goodwill (1)	990,000
Total assets	3,574,000

Liabilities – accrued vacation	(64,000)

Total purchase price	$3,510,000

Business Combination, Separately Recognized Transactions [Table Text Block]
	Period Ended June 30,
	Three Months	Six Months

Revenue	$582,785	$1,063,122

Net loss	(568,000)	(1,253,000)

Business Acquisition, Pro Forma Information [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

Total revenue	$1,733,908	$1,191,979	$3,139,421	$1,923,189

Net loss	$(2,095,338)	$(3,442,957)	$(4,549,713)	$(7,663,415)

Net loss per share - basic and diluted	$(2.27)	$(146.46)	$(4.96)	$(252.03)